SCHEDULE OF INCOME TAX EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Pretax loss	$ 7,259,918	$ 5,779,841
Federal tax rate	21.00%	21.00%
Income tax computed at the federal income tax rate	$ 1,524,583	$ 1,213,767
Non-deductible expenses	(382,463)	(1,506)
Share-based compensation	(27,242)	(19,359)
Differences in corporate income tax rates	67,845	52,813
Remeasurement of deferred taxes for foreign currency effects	98,655	(365,167)
Changes in valuation allowance	(1,281,378)	(880,548)
Income tax expenses